Intangible Assets (Details) - USD ($)	1 Months Ended			9 Months Ended		12 Months Ended
	Sep. 15, 2014	Jul. 31, 2014	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Mar. 31, 2015
Intangible Assets (Textual)
Impairment of intangible assets						$ 35,000
Inventory and equipment							$ 40,000
Unaudited Interim [Member]
Intangible Assets (Textual)
Payments to acquire intangible assets					$ 75,000
Amortization of intangible assets				$ 5,532	$ 1,844
Finite-lived intangible assets, five years				7,376
Intangible assets				$ 64,541		$ 70,074
Trademarks [Member] | Unaudited Interim [Member]
Intangible Assets (Textual)
Payments to acquire intangible assets	$ 55,000	$ 20,000	$ 75,000
Royalty percentage				2.00%
Royalty expense				$ 100,000